Direct: (414) 287-9386
tbausch@gklaw.com
April 1, 2022
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:    Manager Directed Portfolios
(Registration Nos.: 333-133691; 811-21897)
Ladies and Gentlemen:
Transmitted herewith via EDGAR on behalf of Manager Directed Portfolios (the “Trust”), please find the Trust’s Post-Effective Amendment No. 120 to its Registration Statement on Form N-1A.
This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register the Mar Vista Strategic Growth Fund as a new series of the Trust. It does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statements of Additional Information for the other series and classes of the Trust.
If you have any questions regarding this filing, please do not hesitate to contact the undersigned.
Very truly yours,
GODFREY & KAHN, S.C.
/s/ Thomas A. Bausch
Thomas A. Bausch
cc:    Working Group